SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent events [Member]	Nov. 04, 2024 USD ($) shares	Oct. 03, 2024 shares $ / shares	Oct. 01, 2024 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during period	1,612,902
Gross proceeds from non-brokered private placement | $	$ 35,000,000
Number of options granted		70,000
Weighted average exercise price of options granted | $ / shares		$ 1.65
Number of options, warrants, and pre-funded warrants exercised			792,000
Gross proceeds of options, warrants, and pre-funded warrants exercised | $			$ 3,519,452
RSUs converted to shares			60,000
On the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		50.00%
On the first anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%
On the second anniversary of the grant date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage		25.00%